Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Net Cash flows used from operating activities:
Net loss	$ (370,271)	$ (258,499)	$ (1,640,601)	$ (826,420)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expenses	339	335	1,359	1,130
Amortization on debt discount	16,606		64,345
Realized loss (gain) on digital currencies transactions			959	(163,749)
Proceeds from sale of digital currencies				380,868
Purchase of digital currencies			(374,979)
Interest expense			20,630
Impairment loss on digital currencies	74,425		121,117
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	15,740	5,000	(15,675)	59,403
Accounts payable and accrued expenses	(4,973)	49,763	11,423	43,149
Accrued compensation	(9,409)		312,033
Net cash used in operating activities	(277,543)	(203,401)	(1,499,389)	(505,619)
Net cash used in investing activities:
Purchase of property and equipment				(2,598)
Net cash used in investing activities				(2,598)
Net cash provided by financing activities:
Proceeds from short term loan			200,000	200,000
Proceeds from exercise of warrants		228,370	228,370	57,000
Net proceeds from issuance of common stock	413,011		1,162,000
Net cash provided by financing activities	413,011	228,370	1,590,370	257,000
Net increase (decrease) in cash	135,468	24,969	90,981	(251,217)
Cash, beginning of period	143,098	52,117	52,117	303,334
Cash, end of period	$ 278,566	$ 77,086	143,098	52,117
Cash paid for interest and taxes			905
Supplemental disclosure of non-cash financing and investing activities:
Conversion of Series B Convertible Preferred Stock to common stock				5,175
Conversion of Series C-1 Convertible Preferred Stock to common stock				4,118
Conversion of convertible note to common stock			217,971
Exchange of promissory note and accrued interest into convertible note			217,973
Cashless warrant exercise				269
Fractional shares adjusted for reverse split			17
Deemed dividend			95,708	5,600
Beneficial conversion features associated with convertible notes payable			$ 104,493